NET LOSS PER COMMON SHARE (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	82,962,621	46,009,031	92,699,621	51,553,779
Stock options
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	32,900,000	33,200,000	32,900,000	35,298,000
Warrants
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	21,244,621	12,809,031	26,244,621	16,255,779
Convertible preferred stock
Antidilutive securities excluded from the computation of diluted shares outstanding
Common stock equivalents	28,818,000		33,555,000